Fees Summary	Jan. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 712,000.00
Previously Paid Amount	0.00
Total Fee Amount	98.33
Total Offset Amount	0.00
Net Fee	98.33
Narrative - Max Aggregate Offering Price	$ 712,000.00
Final Prospectus	true